Market Risk Benefits/Variable Annuity and Insurance Guarantees - Liability Rollforward (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
GMDB and GGU
Changes in additional liabilities for variable annuity and insurance guarantees
Beginning Balance	$ 16
Incurred claims	15
Paid claims	(7)
Ending Balance	24
GMIB
Changes in additional liabilities for variable annuity and insurance guarantees
Beginning Balance	7
Incurred claims	0
Paid claims	(1)
Ending Balance	6
GMWB
Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees
Beginning balance	1,462
Incurred claims	1,587
Paid claims	0
Ending balance	3,049
GMAB
Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees
Beginning balance	(39)
Incurred claims	40
Paid claims	0
Ending balance	1
UL
Changes in additional liabilities for variable annuity and insurance guarantees
Beginning Balance	758
Incurred claims	209
Paid claims	(51)
Ending Balance	$ 916